Summary of Significant Accounting Policies - Schedule of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Financial assets:
Short-term investments	¥ 32,545	$ 4,797	¥ 15,000